Investment in Associate - Schedule of Investment in Associate (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Investment in Associate [Abstract]
At beginning of financial year
Addition	3,169,812	12,939,172
Share of post-acquisition results	(87,122)	(355,632)
Foreign exchange gain	277	1,131
At end of financial year	$ 3,082,967	RM 12,584,671